Capital risk (Details Narrative) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Statement [Line Items]
Capital Of Variable Interest Entity	¥ 450
Hubei Province [Member]
Statement [Line Items]
Capital Requirement, Description	the capital requirement for the microfinance industry is that the registered capital shall not be less than RMB50 million.